10-K Other assets - net of current - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Investment loss, impairment	$ 1,100,000	$ 1,800,000	$ 0
Investments	$ 0	$ 1,713,000